Stock Options (Details Narrative) - USD ($)									12 Months Ended
		Sep. 22, 2020	Jul. 02, 2020	Jan. 23, 2020	Nov. 12, 2019	Apr. 30, 2019	Jan. 03, 2019	Oct. 18, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options granted	[1]								92,574	109,526
Options exercisable shares of common stock									97,351
Stock option issuance									206,862	164,289	59,525
Common stock par value									$ 0.0001	$ 0.0001
Stock price									$ 8.61
Aggregate intrinsic value									$ 1,084,465
Estimated fair value of non cash compensation granted									453,976	$ 440,848
Share based compensation									$ 492,619	438,670
Consultant [Member]
Options vested to purchase of share									2,858
Stock price									$ 6.3
Employees and Directors [Member]
Share based compensation									$ 492,619	$ 438,670
Maximum [Member] | Employees and Directors [Member]
Equity financing		$ 1,000,000
2018 Equity Incentive Plan [Member]
Options granted			71,431	21,143			80,954		76,730
Options exercisable shares of common stock								190,477
Share based compensation description			The options shall vest quarterly over two years commencing June 1, 2020, whereby 12.50% of the shares covered by the options will vest on the three month anniversary of June 1, 2020, and 12.50% of the shares covered by the options at the end of each subsequent three month period thereafter over the course of the subsequent twenty-one months.	The options shall vest quarterly over two years commencing June 23, 2020, whereby 12.50% of the shares covered by the options will vest on the three month anniversary of June 23, 2020, and 12.50% of the shares covered by the options at the end of each subsequent three month period thereafter over the course of the subsequent twenty-one months.					The Company granted of 80,954 options under the 2018 Equity Incentive Plan of which 9,524 options are vested quarterly over three years commencing May 15, 2018, 35,715 options are vested 1/3 after a year commencing October 1, 2018 and the remaining 2/3 are vested quarterly over additional two years, 14,286 options are vested quarterly over three years commencing October 1, 2018 and 21,429 options are vested 1/3 after a year commencing January 1, 2019 and the remaining 2/3 are vested quarterly over additional two years
Vesting percentage				12.50%
Estimated fair value of options			$ 344,767
Increase in number of shares approved			99,466
Shares issued under equity incentive plan			289,942
2018 Equity Incentive Plan [Member] | Mr. Dan Sztubel [Member]
Share based compensation description						The options shall vest quarterly over three years, commencing April 1, 2019, and shall be exercisable for an exercise price of $3.15 per share. In addition, the Board of Directors of the Company approved the issuance of 14,286 options to purchase 14,286 Company's Common Stock 0.0001 par value, to Mr. Dan Sztybel, subject to Save Foods Ltd's obtainment of certain EPA and FDA approvals by the end of the second quarter of 2020.
Stock option issuance						28,572
Option to purchase of common stock						28,572
Common stock par value						$ 0.0001
Option exercise price						$ 3.15
2018 Equity Incentive Plan [Member] | Board of Directors [Member]
Options granted					45,239
Share based compensation description					Under the 2018 Equity Incentive Plan of which 28,572 options are vested quarterly over three years commencing January 3, 2019, 9,524 options are vested 1/3 after a year commencing January 3, 2019 and the remaining 2/3 are vested quarterly over additional two years.
Stock option issuance						14,286
Option to purchase of common stock						14,286
Common stock par value						$ 0.0001
2018 Equity Incentive Plan [Member] | Maximum [Member]
Options granted								190,477

[1]	Options that were granted on January 3, 2019 with vesting that commences before December 31, 2018.